                          ^-- FORM 13F COVER PAGE --^
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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            Form 13F
                       Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended: MARCH 31, 2004
                                              -----------------
 Check here if Amendment [ ]; Amendment Number:
                                              -----------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:
 Name:    SELZ CAPITAL, LLC
          ---------------------------------------------
 Address: 600 FIFTH AVENUE (25TH FLOOR)
          ---------------------------------------------
          NEW YORK NY 10020
          ---------------------------------------------
          ---------------------------------------------
 Form 13F File Number:  28- INITIAL FILING
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all
 information contained herein is true, correct and complete, and that it is understood that all required items, statements,
 schedules, lists, and tables, are considered integral parts of this form.
 Person Signing this Report on Behalf of Reporting Manager:
 Name:    BERNARD SELZ
          ---------------------------------------------
 Title:   MANAGING MEMBER
          ---------------------------------------------
 Phone:   (212) 218-8271
          ---------------------------------------------
 Signature, Place, and Date of Signing:   NEW YORK, NY APRIL 26, 2004
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]
 Report Type (Check only one.):
 [X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
     manager(s).)
 [ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this
     report and a portion are reported by other reporting
     manager(s).)
 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-    --                          --
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE
 Report Summary:
 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:        51
                                         -------------------
 Form 13F Information Table Value Total:  $253,646
                                         -------------------
                                            (thousands)
 List of Other Included Managers:
 Provide a numbered list of the name(s) and Form 13F file
 number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
     No.       Form 13F File Number          Name
               28-                                     NONE
     ----      ---------------------          ----------------------
     [Repeat as necessary.]
                          FORM 13F INFORMATION TABLE

          COLUMN 1           COLUMN 2         COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6
----------------------------------------------------------------------------------------------------
          NAME OF            TITLE OF                        VALUE     SHRS OR  SH/ PUT/ INVESTMENT
          ISSUER              CLASS            CISIP       (x$1000)    PRN AMT PRN CALL  DISCRETION
----------------------------------------------------------------------------------------------------
3-D SYS CORP DEL               COM           88554D205       7,053     562,000   SH        SOLE
ADVANCE AUTO PARTS INC         COM           00751Y106       4,880     120,000   SH        SOLE
ALLIANCE RES PARTNER L P       UT LTD PART   01877R108       1,600      40,000   SH        SOLE
APEX SILVER MINES LTD          ORD           G04074103       3,700     164,000   SH        SOLE
BANCO LATINOAMERICANO DE EXP   CL E          P16994132       5,005     275,000   SH        SOLE
BANK OF AMERICA CORPORATION    COM           060505104      11,264     139,100   SH        SOLE
CAMBIOR INC                    COM           13201L103       1,257     400,000   SH        SOLE
CANTEL MEDICAL CORP            COM           138098108       2,183     122,000   SH        SOLE
CAPITAL AUTOMOTIVE REIT        COM           139733109      17,916     507,400   SH        SOLE
CIT GROUP INC                  COM           125581108       6,994     183,800   SH        SOLE
COLUMBIA LABS INC              COM           197779101       1,238     250,000   SH        SOLE
COMFORT SYS USA INC            COM           199908104       1,083     150,000   SH        SOLE
COMPUTER ASSOC INTL INC        COM           204912109       8,058     300,000   SH        SOLE
CRAY INC                       COM           225223106       3,547     535,000   SH        SOLE
CROWN CASTLE INTL CORP         COM           228227104       2,536     200,774   SH        SOLE
DOBSON COMMUNICATIONS CORP     CL A          256069105       2,894   1,001,500   SH        SOLE
DONNELLEY R R & SONS CO        COM           257867101      12,673     418,950   SH        SOLE
EAGLE MATERIALS INC            CL B          26969P207         348       5,960   SH        SOLE
EL PASO CORP                   DBCV     2/2  28336LAC3         930   2,000,000   PRN AMT   SOLE
EPIQ SYS INC                   COM           26882D109       4,177     255,000   SH        SOLE
FISHER SCIENTIFIC INTL INC     COM           338032204       2,972      54,000   SH        SOLE
FREEPORT-MCMORAN COPPER & GO   CL B          35671D857      15,441     395,000   SH        SOLE
GOLAR LNG LTD BERMUDA          SHS           G9456A100       1,971     130,000   SH        SOLE
GOODYEAR TIRE & RUBR CO        COM           382550101       1,708     200,000   SH        SOLE
GRIFFON CORP                   COM           398433102       5,400     250,000   SH        SOLE
HARMONY GOLD MNG LTD           SPONSORED ADR 413216300       3,858     250,000   SH        SOLE
HIGHLAND HOSPITALITY CORP      COM           430141101       3,047     260,000   SH        SOLE
IAMGOLD CORP                   COM           450913108         327      50,000   SH        SOLE
IDT CORP                       CL B          448947309       2,015     100,000   SH        SOLE
ISHARES INC                    MSCI JAPAN    464286848       8,696     800,000   SH        SOLE
ISTAR FINL INC                 COM           45031U101       8,092     191,300   SH        SOLE
KEY ENERGY SVCS INC            COM           492914106       8,127     738,800   SH        SOLE
KINDER MORGAN MANAGEMENT LLC   SHS           49455U100       6,047     142,966   SH        SOLE
MILLICOM INTL CELLULAR S A     COM           L6388F110      27,808   1,264,000   SH        SOLE
NEWMONT MINING CORP            COM           651639106       2,332      50,000   SH        SOLE
PARTY CITY CORP                COM           702145103         319      21,400   SH        SOLE
PETROKAZAKHSTAN INC            COM           71649P102       1,407      50,000   SH        SOLE
PETSMART INC                   COM           716768106       3,408     125,000   SH        SOLE
SBA COMMUNICATIONS CORP        COM           78388J106         388     100,000   SH        SOLE
SBC COMMUNICATIONS INC         COM           78387G103         982      40,000   SH        SOLE
STILLWATER MNG CO              COM           86074Q102         393      25,000   SH        SOLE
SUN HEALTHCARE GROUP INC       COM           866933401       3,648     320,000   SH        SOLE
TALISMAN ENERGY INC            COM           87425E103       4,124      70,000   SH        SOLE
TESCO CORP                     COM           88157K101      14,719   1,929,725   SH        SOLE
TRANSACT TECHNOLOGIES INC      COM           892918103       1,558      40,000   SH        SOLE
UNITEDGLOBALCOM                CL A          913247508       3,037     357,687   SH        SOLE
VENTAS INC                     COM           92276F100      10,915     397,200   SH        SOLE
WEBZEN INC                     SPONSORED ADR 94846M102       1,870     200,000   SH        SOLE
WESTERN WIRELESS CORP          CL A          95988E204       3,903     167,000   SH        SOLE
WHEATON RIV MINERALS LTD       COM           962902102       5,126   1,500,000   SH        SOLE
WHEATON RIV MINERALS LTD WTS   WARRANTS      962902177         672     312,500   SH        SOLE
                                                           253,646

          COLUMN 1               COLUMN 7          COLUMN 8
-----------------------------------------------------------------------------
          NAME OF                 OTHER        VOTING AUTHORITY
          ISSUER                 MANAGERS     SOLE     SHARED       NONE
-----------------------------------------------------------------------------
3-D SYS CORP DEL                   -         462,900      --        99,100
ADVANCE AUTO PARTS INC             -         110,000      --        10,000
ALLIANCE RES PARTNER L P           -          40,000      --          --
APEX SILVER MINES LTD              -         164,000      --          --
BANCO LATINOAMERICANO DE EXP       -         275,000      --          --
BANK OF AMERICA CORPORATION        -         121,800      --        17,300
CAMBIOR INC                        -         400,000      --          --
CANTEL MEDICAL CORP                -         122,000      --          --
CAPITAL AUTOMOTIVE REIT            -         345,400      --       162,000
CIT GROUP INC                      -         163,500      --        20,300
COLUMBIA LABS INC                  -         250,000      --          --
COMFORT SYS USA INC                -         150,000      --          --
COMPUTER ASSOC INTL INC            -         300,000      --          --
CRAY INC                           -         525,000      --        10,000
CROWN CASTLE INTL CORP             -         200,774      --          --
DOBSON COMMUNICATIONS CORP         -         799,800      --       201,700
DONNELLEY R R & SONS CO            -         381,150      --        37,800
EAGLE MATERIALS INC                -           5,960      --          --
EL PASO CORP                       -       2,000,000      --          --
EPIQ SYS INC                       -         250,000      --         5,000
FISHER SCIENTIFIC INTL INC         -          50,000      --         4,000
FREEPORT-MCMORAN COPPER & GO       -         370,000      --        25,000
GOLAR LNG LTD BERMUDA              -         130,000      --          --
GOODYEAR TIRE & RUBR CO            -         200,000      --          --
GRIFFON CORP                       -         250,000      --          --
HARMONY GOLD MNG LTD               -         250,000      --          --
HIGHLAND HOSPITALITY CORP          -         200,000      --        60,000
IAMGOLD CORP                       -          50,000      --          --
IDT CORP                           -         100,000      --          --
ISHARES INC                        -         800,000      --
ISTAR FINL INC                     -         132,800      --        58,500
KEY ENERGY SVCS INC                -         558,500      --       180,300
KINDER MORGAN MANAGEMENT LLC       -         142,966      --          --
MILLICOM INTL CELLULAR S A         -       1,012,800      --       251,200
NEWMONT MINING CORP                -          50,000      --          --
PARTY CITY CORP                    -          21,400      --          --
PETROKAZAKHSTAN INC                -          50,000      --          --
PETSMART INC                       -         125,000      --          --
SBA COMMUNICATIONS CORP            -         100,000      --          --
SBC COMMUNICATIONS INC             -          40,000      --          --
STILLWATER MNG CO                  -          25,000      --          --
SUN HEALTHCARE GROUP INC           -         320,000      --          --
TALISMAN ENERGY INC                -          70,000      --          --
TESCO CORP                         -       1,694,725      --       235,000
TRANSACT TECHNOLOGIES INC          -          40,000      --          --
UNITEDGLOBALCOM                    -         357,687      --          --
VENTAS INC                         -         259,000      --       138,200
WEBZEN INC                         -         200,000      --          --
WESTERN WIRELESS CORP              -         127,000      --        40,000
WHEATON RIV MINERALS LTD           -       1,350,000      --       150,000
WHEATON RIV MINERALS LTD WTS       -         250,000      --        62,500
